SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding	2,896,339	4,878,097	7,356,249
Granted		280,000
Exercised	(1,815,259)	(2,172,103)	(1,635,252)
Forfeited	(10,000)	(68,005)	(751,425)
Expired	(96,796)	(21,650)	(91,475)
Outstanding	974,284	2,896,339	4,878,097
Weighted average exercise price per option
Outstanding	$ 1.51	$ 1.40	$ 1.40
Granted		$ 2.58
Exercised	$ 1.40	$ 1.40	$ 1.40
Forfeited	$ 1.40	$ 1.40	$ 1.40
Expired	$ 1.40	$ 1.40	$ 1.40
Outstanding	$ 1.73	$ 1.51	$ 1.40
Weight average fair value at grant date
Outstanding	$ 0.77	$ 1.01	$ 1.01
Granted		$ 0.05
Exercised	$ 1.20	$ 1.21	$ 1.01
Forfeited	$ 1.28	$ 1.12	$ 1.01
Expired	$ 1.09	$ 1.27	$ 1.01
Outstanding	$ 0.86	$ 0.77	$ 1.01